UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

A. HAAG SHERMAN THE ENDOWMENT MASTER FUND, L.P. 4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027	With a copy to: GEORGE J. ZORNADA KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP STATE STREET FINANCIAL CENTER ONE LINCOLN ST. BOSTON, MA 02111-2950 (617) 261-3231
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/07

Date of reporting period: 03/31/07

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/ Par Value*	Fair Value	Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies(2)
Cayman Islands
Absolute Return (1.96% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.		$26,377,214
Domestic Equity (0.80% of Partners’ Capital)
Tiedmann/Falconer Partners, L.P.		10,807,306
International Equity (6.90% of Partners’ Capital)
Algebris Global Financials Fund L.P.		11,235,980
Boyer Allan Pacific Partners, L.P.		23,528,532
SR Global Fund — Asia Portfolio (Class B, L.P.)		9,684,039
SR Global Fund — Europe Portfolio (Class A, L.P.)		12,345,876
SR Global Fund — International Portfolio (Class C, L.P.)		11,976,677
SR Global Fund — Emerging Markets Portfolio (Class G, L.P.)		16,877,397
SR Phoenicia—Phoenicia Portfolio (Class A, L.P.)		7,087,634
Opportunistic Equity (1.42% of Partners’ Capital)
Global Undervalued Securities Fund (QP), L.P.		19,131,352
Private Equity (0.30% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		187,148
Carlyle Japan International Partners II Co-Invest, L.P.		43,008
India Asset Recovery Fund, L.P.		534,768
Tiger Global Private Investment Partners IV, L.P.		3,233,333

Total Cayman Islands		153,050,264

Scotland
Private Equity (0.07% of Partners’ Capital)
Actis Umbrella Fund, L.P.		946,519

Total Scotland		946,519

United Kingdom
Real Estate (0.10% of Partner’s Capital)
Benson Elliot Real Estate Partners II, L.P.		913,544
Patron Capital L.P. II		448,525

Total United Kingdom		1,362,069

United States
Absolute Return (14.54% of Partners’ Capital)
Black River Commodity Multi-Strategy Fund, LLC		10,942,520
Black River Global Multi-Strategy Leveraged Fund, LLC	15,179	18,521,222
Courage Special Situations Fund, L.P.		8,281,128
Highland Credit Strategies Fund, L.P.		23,910,646
HomeField Partners, L.P.		3,363,555
OZ Asia Domestic Partners, L.P.		21,731,772
Paulson Advantage Plus, L.P.		11,562,597
Paulson Partners Enhanced, L.P.		21,225,455
PIPE Equity Partners, LLC		22,931,043
PSAM WorldArb Partners, L.P.		27,102,593
Redbrick Capital, L.P.		25,664,137
Domestic Equity (13.54% of Partners’ Capital)
Bonanza Partners, L.P.		8,208,793
Caduceus Capital II, L.P.		11,593,311
CCM Small Cap Value Qualified Fund, L.P.		1,063,230
Contrarian Equity Fund, L.P.		9,002,089
Criterion Horizons Fund, L.P.		2,175,026
Criterion Institutional Partners, L.P.		13,212,678
Diamond Hill Investment Partners II, L.P.		14,937,015
HealthCor, L.P.		21,232,896
Leaf Investment Partners, L.P.		14,818,394
Renaissance Institutional Equities Fund, LLC		30,143,211
SCP Equity Fund Domestic, L.P.		7,718,255
The Raptor Global Fund, L.P.		30,532,217
Tiger Consumer Partners, L.P.		17,249,415

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Enhanced Fixed Income (13.44% of Partners’ Capital)
Arx Global High Yield Securities Fund I L.P.		33,549,132
BDC Partners I, L.P.		19,972,734
Contrarian Capital Fund I, L.P.		32,366,086
Greylock Global Opportunity Fund, L.P.		10,080,000
Halcyon European Structured Opportunities Fund L.P.		8,224,167
Harbinger Capital Partners Fund I, L.P.		34,314,380
Ore Hill Fund, L.P.		28,392,454
The Rohatyn Group Local Currency Opportunity Partners, L.P.		13,778,400
International Equity (7.32% of Partners’ Capital)
Gradient Europe Fund, L.P.		17,841,891
L-R Global Partners, L.P.		2,266,796
Monsoon India Inflection Fund, L.P.		9,466,377
Monsoon India Inflection Fund 2, L.P.		18,139,270
Steel Partners Japan Strategic Fund, L.P.		18,962,520
Taiyo Fund, L.P.		3,223,689
The Explorador Fund, L.P.		4,937,704
Torrey Pines Fund, LLC		23,516,209
Natural Resources (7.53% of Partners’ Capital)
BP Capital Energy Equity Fund II, L.P.		28,998,451
Southport Energy Plus Partners, L.P.		8,953,635
The Ospraie Fund, L.P.	19,257	27,732,569
Tocqueville Gold Partners, L.P.		521,974
Treaty Oak Partners (QP), L.P.		15,492,891
Velite Energy, L.P.		19,555,127
Opportunistic Equity (7.16% of Partners’ Capital)
AQR Absolute Return Institutional Fund, L.P.		6,217,424
Bear Stearns Emerging Markets Macro Fund, L.P.		10,313,336
GMO Mean Reversion Fund (Onshore)		10,534,965
Jetstream Global Institutional Fund, L.P.		15,761,664
Maverick Fund USA Ltd.		6,689,389
NWI Explorer Global Macro Fund L.P.		14,922,814
Pantera Global Macro Fund, L.P.		3,869,221
Pardus European Special Opportunities Fund, L.P.		17,649,144
Prism Partners QP, L.P.		10,245,729
Private Equity (3.72% of Partners’ Capital)
Audax Mezzanine Fund II, L.P.		1,058,881
BDCM Opportunity Fund II, L.P.		1,398,785
Brazos Equity Fund II, L.P.		960,432
Capital Royalty Partners, L.P.		549,338
Chrysalis Ventures III, L.P.		304,167
Crosslink Crossover Fund IV, L.P.		1,755,988
Crosslink Crossover Fund V, L.P.		9,276,230
Encore Consumer Capital Fund, L.P.		1,178,434
Harbinger Capital Partners Special Situations Fund, L.P.		13,009,427
GMO Emerging Illiquid Fund, L.P.		1,991,667
Monomoy Capital Partners, L.P.		1,013,054
Pinto America Growth Fund, L.P.		720,761
Private Equity Investment Fund IV, L.P.		2,746,799
Q Funding III, L.P.		7,132,098
Sanderling Venture Partners VI Co-Investment Fund, L.P.		577,343
Sanderling Venture Partners VI, L.P.		384,068
Sterling Capital Partners II, L.P.		741,202
Sterling Group Partners II, L.P.		1,489,283
Strategic Value Global Opportunities Fund I-A, L.P.		2,218,534
VCFA Private Equity Partners IV, L.P.		904,396
VCFA Venture Partners V, L.P.		627,083

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Real Estate (3.02% of Partners’ Capital)
Aslan Realty Partners III, LLC		1,373,908
ING Clarion U.S., L.P.		15,566,555
ING Clarion Global, L.P.		6,142,763
Legacy Partners Realty Fund II, LLC		2,602,233
Mercury Special Situations Fund, L.P.		5,061,071
MONY/Transwestern Mezzanine Realty Partners II, LLC		1,589,072
Parmenter Realty Fund III, L.P.		3,788,854
Wells Street Global Partners, L.P.		4,511,673

Total United States		944,287,439

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (Cost $948,706,346)		1,099,646,291	81.82%

Passive Foreign Investment Companies(2)
Republic of Mauritius
International Equity (0.59% of Partners’ Capital)
India Capital Fund Ltd. A2 Shares	187,107	7,948,305
Real Estate (0.07% of Partner’s Capital)
Orbis Real Estate Fund I		891,163

Total Republic of Mauritius		8,839,468

Total Passive Foreign Investment Corporations (Cost $5,491,154)		8,839,468	0.66%

Bermuda Exempted Mutual Fund Company(2)
Private Equity (1.16% of Partners’ Capital)
Highland CDO Opportunity Fund, Ltd.		15,651,803

Total Bermuda Exempted Mutual Fund Company (Cost $12,000,000)		15,651,803	1.16%

Cayman Company Limited by Shares(2)
Absolute Return (1.69% of Partners’ Capital)
Overseas CAP Partners, Inc.	16,703	22,686,790
International Equity (0.94% of Partners’ Capital)
The Russian Prosperity Fund	286,934	12,613,602
Natural Resources (0.69% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		9,344,664

Total Cayman Company Limited by Shares (Cost $38,287,412)		44,645,056	3.32%

Total Investments in Investment Funds (Cost $1,004,484,912)		1,168,782,618	86.96%

Investment in Securities
Private Corporations
United States
Real Estate (1.08% of Partners’ Capital)
Net Lease Private REIT V, Inc.		3,000,000
Net Lease Private REIT VI, Inc.		2,000,000
Security Capital Preferred Growth, Inc.	275,745	9,491,155

Total United States		14,491,155

Total Private Corporations (Cost $14,633,366)		14,491,155	1.08%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Registered Investment Companies
United States
Enhanced Fixed Income (0.35% of Partners’ Capital)
GMO International Bond III	485,048	4,714,670
Fixed Income (1.16% of Partners’ Capital)
iShares Lehman 1-3 Year Treasury Bond Fund	124,650	10,029,339
Wasatch Hoisington US Treasury Fund	404,871	5,615,560
International Equity (2.25% of Partners’ Capital)
iShares MSCI Brazil Index Fund	355,244	17,485,110
GMO Emerging Markets Fund III	366,589	7,863,328
The China Fund, Inc.	152,419	4,906,368
Natural Resources (2.54% of Partners’ Capital)
BlackRock Global Resources Fund	379,832	19,872,795
The Tocqueville Gold Fund	269,570	14,198,263
Real Estate (1.97% of Partner’s Capital)
ING International Real Estate Fund	512,122	7,021,188
Morgan Stanley Institutional Fund — International Real Estate Portfolio	528,815	19,439,230

Total United States		111,145,851

Total Registered Investment Companies (Cost $102,490,184)		111,145,851	8.27%

Closed End Funds
United States
Financial (0.53% of Partners’ Capital)
Aberdeen Asia-Pacific Income Fund, Inc.	112,300	717,597
iShares Goldman Sachs Investop Corporate Bond	15,400	1,652,266
MFS Government Markets Income Trust	143,800	962,022
MFS Intermediate Income Trust	186,000	1,160,640
Morgan Stanley Government Income Trust	64,480	579,683
Putnam Premier Income Trust	174,421	1,149,434
Western Asset/Claymore US Treasury Inflation Protected Securities Fund	79,800	928,872
Natural Resources (0.37% of Partners’ Capital)
Energy Select Sector SPDR	82,714	4,983,519

Total United States		12,134,033

Total Closed End Funds (Cost $12,002,923)		12,134,033	0.90%

Fixed Income
United States
Treasuries (0.85% of Partners’ Capital)
Treasury Inflation Protected Securities, 3.50%, 1/15/11	750,000	920,931
Treasury Inflation Protected Securities, 1.875%, 7/15/13	275,000	299,123
Treasury Inflation Protected Securities, 2.00%, 7/15/14	150,000	159,516
Treasury Inflation Protected Securities, 1.875%, 7/15/15	450,000	457,774
Treasury Inflation Protected Securities, 2.00%, 01/15/16	450,000	451,847
Treasury Inflation Protected Securities, 3.625%, 4/15/28	250,000	380,837
United States Treasury Bonds, 5.25%, 2/15/29	2,350,000	2,453,362
United States Treasury Notes, 4.125%, 5/15/15	860,000	830,572
United States Treasury Notes, 4.50%, 2/15/06	950,000	940,352
United States Treasury Notes, 4.875%, 8/31/08	750,000	750,908
United States Treasury Notes, 4.875%, 8/15/09	550,000	553,566
United States Treasury Notes, 4.75%, 3/31/11	750,000	755,684
United States Treasury Notes, 4.625%, 8/31/11	750,000	752,754
United States Treasury Notes, 4.625%, 11/15/16	1,750,000	1,744,873

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Agencies (1.13% of Partners’ Capital)
Federal Home Loan Bank, 4.20%, 3/30/11	1,000,000	973,544
Federal Home Loan Mortgage Corp., 4.75%, 11/3/09	250,000	249,448
Federal Home Loan Mortgage Corp., 5.00%, 9/16/08	250,000	250,310
Federal Home Loan Mortgage Corp., 5.25%, 7/18/11	1,000,000	1,015,535
Federal Home Loan Mortgage Corp., Gold Pool B10507, 4.50%, 10/1/18	32,428	31,480
Federal Home Loan Mortgage Corp., Gold Pool E74790, 5.00%, 2/1/14	63,916	63,333
Federal Home Loan Mortgage Corp., Gold Pool E92286, 5.00%, 11/1/17	17,271	17,085
Federal Home Loan Mortgage Corp., Gold Pool E95383, 5.00%, 2/1/18	66,791	66,072
Federal Home Loan Mortgage Corp., Gold Pool B14009, 5.00%, 5/1/19	65,307	64,571
Federal Home Loan Mortgage Corp., Gold Pool G11777, 5.00%, 10/1/20	478,067	471,671
Federal Home Loan Mortgage Corp., Gold Pool G18156, 5.00%, 12/1/21	492,866	486,078
Federal Home Loan Mortgage Corp., Gold Pool E75753, 5.50%, 3/1/14	30,143	30,317
Federal Home Loan Mortgage Corp., Gold Pool E94694, 5.50%, 2/1/18	14,610	14,673
Federal Home Loan Mortgage Corp., Gold Pool J03616, 5.50%, 10/1/21	479,355	480,368
Federal Home Loan Mortgage Corp, Gold Pool C77936, 5.50%, 2/01/33	48,639	48,245
Federal Home Loan Mortgage Corp., Gold Pool A10760, 5.50%, 6/1/33	10,196	10,113
Federal Home Loan Mortgage Corp., Gold Pool A16536, 5.50%, 12/1/33	47,594	47,206
Federal Home Loan Mortgage Corp., Gold Pool C01812, 5.50%, 4/1/34	277,177	274,917
Federal Home Loan Mortgage Corp., Gold Pool A52827, 5.50%, 10/1/36	248,742	246,142
Federal Home Loan Mortgage Corp., Gold Pool P20433, 6.00%, 10/1/31	496,232	500,598
Federal Home Loan Mortgage Corp., Gold Pool A53123, 6.00%, 10/1/36	248,844	250,849
Federal Home Loan Mortgage Corp., Series 2750, Class OB, 4.00%, 7/15/15	193,357	190,842
Federal Home Loan Mortgage Corp., Series 3182, Class YB, 5.00%, 9/15/28	500,000	492,254
Federal National Mortgage Association, 5.25%, 9/15/16	250,000	254,494
Federal National Mortgage Association, 5.375%, 7/15/16	750,000	770,528
Federal National Mortgage Association, 5.68%, 11/27/15	500,000	499,993
Federal National Mortgage Association, Pool 730353, 4.50%, 7/1/18	26,012	25,252
Federal National Mortgage Association, Pool 767658, 5.00%, 2/1/19	138,233	136,748
Federal National Mortgage Association, Pool 777737, 5.00%, 5/1/34	125,859	121,817
Federal National Mortgage Association, Pool 254188, 5.50%, 1/1/09	93,416	93,541
Federal National Mortgage Association, Pool 902291, 5.50%, 11/1/21	487,426	488,665
Federal National Mortgage Association, Pool 906151, 5.50%, 1/1/22	493,748	495,002
Federal National Mortgage Association, Pool 698979, 5.50%, 4/1/33	88,193	87,482
Federal National Mortgage Association, Pool 723874, 5.50%, 7/1/33	21,676	21,499
Federal National Mortgage Association, Pool 767299, 5.50%, 1/1/34	72,551	71,956
Federal National Mortgage Association, Pool 778316, 5.50%, 6/1/34	312,961	310,215
Federal National Mortgage Association, Pool 910590, 5.50%, 1/1/37	491,742	486,613
Federal National Mortgage Association, Pool 803745, 6.00%, 7/1/19	679,004	686,130
Federal National Mortgage Association, Pool 415971, 6.00%, 11/1/28	35,410	35,950
Federal National Mortgage Association, Pool 689659, 6.00%, 3/1/33	33,534	33,934
Federal National Mortgage Association, Pool 555528, 6.00%, 4/1/33	18,594	18,827
Federal National Mortgage Association, Pool 783382, 6.00%, 8/1/34	89,530	90,432
Federal National Mortgage Association, Pool 380839, 6.12%, 11/1/08	291,627	293,299
Federal National Mortgage Association, Pool 699436, 7.00%, 2/1/33	13,838	14,421
Federal National Mortgage Association, Pool 545210, 5.922%, 10/1/11	174,554	179,860
Federal National Mortgage Association, Series 2005-91, Class DA, 4.5%, 10/25/20	654,180	636,822
Government National Mortgage Association, Pool 782114, 5.00%, 9/15/36	487,064	474,062
Government National Mortgage Association, Pool 80749, 6.125%, 10/20/33(1)	251,689	254,493
Government National Mortgage Association, Pool 621822, 5.50%, 12/15/33	27,297	27,183
Government National Mortgage Association, Pool 562508, 5.50%, 2/15/34	73,200	72,875
Government National Mortgage Association, Pool 628111, 5.50%, 5/15/34	184,903	184,080
Government National Mortgage Association, Pool 650209, 5.50%, 2/15/36	478,870	476,296
Government National Mortgage Association, Pool 662098, 5.50%, 1/15/37	997,655	992,236
Government National Mortgage Association, Pool 451883, 6.00%, 7/15/28	44,198	44,947
Government National Mortgage Association, Pool 603650, 6.00%, 4/15/33	9,925	10,076
Government National Mortgage Association, Pool 488259, 6.50%, 8/15/29	18,022	18,559
Government National Mortgage Association, Pool 501012, 6.50%, 4/15/31	2,335	2,402
Government National Mortgage Association, Series 2004-78, Class C, 4.658%, 4/16/29	250,000	243,428
New Valley Generation II, Series 2001, 5.572%, 5/1/20	42,705	43,061
Overseas Private Investment Corp., 3.74%, 4/15/15	142,402	136,347

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Asset-Backed Securities (1.07% of Partners’ Capital)
ABN Amro Mortgage Corp, Series 2003-7, Class A2, 5.00%, 7/25/18	293,430	291,386
Alesco Preferred Funding LTD, Series 5A, Class C3, 6.31%, 12/23/34(1)	200,000	200,538
American Business Financial Services, Series 2002-2, 6.68%, 7/15/33	360,695	300,816
Bank of America Funding Corp., Series 2006-5, Class 2A7, 6.00%, 9/25/36	845,117	854,489
Bank of America Mortgage Securities, Series 2004-8, Class 2B1, 6.00%, 10/25/34	233,288	232,575
Bank of America Mortgage Securities, Series 2005-5, 5.50%, 6/25/35	343,907	341,917
Banc of America Mortgage Securities, Series 2007-1, Class 1AB, 5.75%, 3/25/37	1,000,000	1,006,560
Banc of America Mortgage Securities, Series 2007-1, Class 1A10, 5.75%, 3/25/37	1,000,000	1,000,000
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1, 5.05%, 4/25/33(1)	121,790	122,612
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 3A1, 5.38%, 4/25/33(1)	123,126	122,575
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A6, 6.00%, 6/25/36(1)	457,168	458,216
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	284,680	283,123
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class 3B2, 4.46%, 12/25/34(1)	192,628	185,526
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2A2B, 4.78%, 4/25/35(1)	168,281	167,043
Countrywide Alternative Loan Trust, Series 2004-33, Class 2B1, 5.19%, 12/25/34(1)	205,929	202,197
Countrywide Alternative Loan Trust, Series 2005-19CB, Class A4, 5.50%, 6/25/35	178,870	177,218
Countrywide Home Loans, Series 2003-3, Class M6, 7.24%, 7/25/32(1)	27,341	27,637
Countrywide Home Loans, Series 2003-20, Class 1A14, CMO, 5.50%, 7/25/33	126,817	123,879
Countrywide Home Loans, Series 2005-HYB8, Class 4A1, 5.65%, 12/20/35(1)	1,004,754	1,007,933
CS First Boston Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	180,000	179,265
CS First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	124,737	123,182
CS First Boston Mortgage Securities Corp., Series 2005-5, Class 4A2, 6.25%, 7/25/35	124,415	125,735
CS First Boston Mortgage Securities Corp., Series 2005-11, Class 7A2, 6.00%, 12/25/35	226,193	227,183
Credit Suisse Mortgage Capital Certificate, Series 2006-2, Class 4A11, 5.75% 3/25/36	317,682	318,019
Credit Suisse Mortgage Capital Certificate, Series 2006-4, Class 3A2, 6.50% 5/25/36	174,597	176,946
Diversified REIT Trust, Series 1999-1A, Class D, 6.78%, 3/18/11	135,000	135,616
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0.00%, 9/1/18	37,754	33,284
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	254,252	252,458
First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 6.30%, 6/25/30(1)	222,023	221,047
GSR Mortgage Loan Trust, Series 2004-11, Class B2, 4.56%, 9/25/34(1)	291,552	286,086
GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.00%, 6/25/35	263,923	256,880
GSR Mortgage Loan Trust, Series 2005-9F, Class 6A2, 6.50%, 1/25/36	265,266	270,217
Harborview Mortgage Loan Trust, Series, 2004-7, Class 3A2, 4.68%, 11/19/34(1)	172,787	171,752
Impac Secured Assets Corp., Series 2002-3, Class M2, 7.18%, 8/25/32(1)	200,000	203,266
JP Morgan Mortgage Trust, Series 2004-A1, Class 3A2, 4.97%, 02/25/34(1)	204,318	201,881
JP Morgan Mortgage Trust, Series 2004-A3, Class 3A2, 4.98%, 07/25/34(1)	159,306	156,476
Master Asset Securitization Trust, Series 2006-1, Class1A5, 5.75%, 5/25/36	465,688	467,500
Master Seasoned Securities Trust, Series 2004-1, Class 15B2, 6.24%, 8/25/17(1)	231,209	232,321
Option One Mortgage Loan Trust, Series 2005-1, Class M6, 6.97%, 2/25/35(1)	250,000	250,475
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	126,833	125,199
Residential Asset Funding Mortgage, Inc., Series 2002-S17, Class A1, 5.00%, 11/25/17	321,509	315,650
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	105,085	107,483
Residential Funding Mortgage Securities, Inc., Series 2002-S11, Class A1, 5.75%, 8/25/17	93,473	93,111
Residential Funding Mortgage Securities, Inc., Series 2007-S1, Class A6, 6.00%, 1/25/37	500,000	502,013
Structured Asset Securities Corp., Series 2003-4, Class A6, 5.00%, 2/25/33	112,762	110,467
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	73,709	71,214
Washington Mutual, Series 2003-AR4, Class A6, 3.42%, 5/25/33	379,393	373,096
Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	168,710	168,086
Wells Fargo Mortgage Backed Securities Trust, Series 2003-K, Class 1A2, 4.49%, 11/25/33(1)	155,225	150,031
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2, 4.57%, 11/25/34(1)	198,467	193,706
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A3, 3.54%, 9/25/34(1)	103,680	103,216
Wells Fargo Mortgage Backed Securities Trust, Series 2006-12, Class A17, 6.00%, 10/25/36	665,000	666,250

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Corporate (0.39% of Partners’ Capital)
Consumer
General Motors Acceptance Corp., 6.125%, 1/22/08	50,000	49,940
Electric-Integrated
Cisco Systems, Inc., 5.50%, 2/22/16	500,000	503,459
Dominion Resources, Inc., 5.15%, 7/15/15	500,000	486,822
Southern Power Co., 6.25%, 7/15/12	500,000	522,540
Finance
Bank of America Corp., 5.375%, 8/15/11	500,000	505,710
CIT Group, Inc., 5.20%, 11/3/10	500,000	499,981
General Electric Capital Corp., 5.375%, 10/20/16	500,000	499,387
JP Morgan Chase & Co., 5.15%, 10/1/15	325,000	317,793
Wachovia Corp, 5.70%, 8/1/13	500,000	513,547
Multimedia
Comcast Cable Communications, 6.75%, 1/30/11	475,000	500,195
Walt Disney Co., 5.625%, 9/15/16	500,000	510,820
REIT
Weingarten Realty Corp., 4.99%, 9/3/13	375,000	367,593

Total United States		46,214,413

Total Fixed Income (Cost $46,250,044)		46,214,413	3.44%

Options
United States
Index (0.00% of Partners’ Capital)
iShares MSCI Emerging Markets Index Fund—Put Option (Strike Price $92.52, Expiration 4/2/07)	308,052	62

Total United States		62

Total Option (Cost $1,896,000)		62	0.00%

Total Investments in Securities (Cost $1,777,272,517)		183,985,514	13.69%

Total Investments (Cost $1,181,757,429)		$1,352,768,132	100.65%

*	Shares or par value is listed for each investment if it is applicable for that investment type
(1)	Security is a “variable rate” bond. The rate reflected is as of March 31, 2007.
(2)	Non-Income Producing Security

CMO	— Collateralized Mortgage Obligation
PO	— Principal Only
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2007 (unaudited)

1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Endowment Master Fund, L.P. (the “Fund”) invests in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies and offshore corporations (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

2. VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. The valuation procedures of the Fund’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. Investments held directly by the Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds, as appropriate.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the computation of the Fund’s net asset value that would materially affect the value of the security and the net asset value of the Fund, the value of such security and the net asset value of the Fund will be adjusted to reflect the change in the estimated value of the security.

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

3. INVESTMENT SECURITIES TRANSACTIONS

The Fund records security transactions on a trade-date basis.

Securities that are held by the Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Endowment Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date	05/21/2007

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date	05/21/2007

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date	05/21/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date	05/21/2007

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date	05/21/2007

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date	05/21/2007

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date	05/21/2007